Deferred tax assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Deferred tax assets and liabilities
Summary of Recognized Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities at 31 December 2023 and 2022 are attributable to the following:

	Assets		Liabilities		Net
	2023	2022	2023	2022	2023	2022
Property, plant and equipment and intangible assets	1,352,654	1,081,120	(7,085,009)	(12,513,875)	(5,732,355)	(11,432,755)
Derivative instruments	38,805	49,808	(617,192)	(902,064)	(578,387)	(852,256)
Reserve for defined benefit plans and provisions	1,413,779	750,939	(29,350)	(12,763)	1,384,429	738,176
Tax losses carried forward	1,638,003	3,812,018	-	-	1,638,003	3,812,018
Tax allowances	577,944	159,793	-	(1,089)	577,944	158,704
Other assets and liabilities (*)	1,718,830	1,713,733	(165,879)	(396,290)	1,552,951	1,317,443
Deferred tax assets/(liabilities)	6,740,015	7,567,411	(7,897,430)	(13,826,081)	(1,157,415)	(6,258,670)
Offsetting	(5,611,266)	(4,834,998)	5,611,266	4,834,998	-	-
Net deferred tax assets/(liabilities)	1,128,749	2,732,413	(2,286,164)	(8,991,083)	(1,157,415)	(6,258,670)
(*)	Mainly comprises of loans, bonds, prepaid expenses and lease liabilities’ deferred tax effects.

Summary of Movement in Temporary Differences

Movement in deferred tax assets/ (liabilities) for the years ended 31 December 2023 and 2022 were as follows:

	2023	2022
Opening balance, net	(6,258,670)	(9,005,440)
Income tax income	5,358,950	3,649,805
Tax charge relating to components of other comprehensive income	1,136,598	297,112
Transferred to assets held for sale (Note 41)	(1,315,876)	-
Exchange differences	(78,417)	(1,200,147)
Closing balance, net	(1,157,415)	(6,258,670)

Summary of Expiration of Unused Tax Losses

Unused tax losses will expire at the following dates:

Expiration Date	Amount
2024	1,120,896
2025	3,893,414
2026	153,032
2027	2,181,097
2028	595,424
2030	247,881
2031	308,009
Indefinite	33,434
Total	8,533,187